Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2021	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Purchases (1)	—	—	135	370	673	113	1,291
Transfer	—	—	—	255	(469)	214	—
Disposals	—	—	(3)	—	—	—	(3)
Effect of movements in exchange rates	(1,257)	(522)	(88)	(374)	(5)	(24)	(2,270)
Changes in value on the recognition of inflation effects	—	—	—	—	—	62	62
Cost as of December 31, 2021	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Balance as of January 1, 2022	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677
Purchases (1)	—	—	—	46	1,138	4	1,188
Additions from business combinations (See Note 4.1.1)	1,116	205	—	17	—	—	1,338
Transfer	—	—	—	65	(158)	93	—
Disposals	—	—	—	(775)	—	—	(775)
Effect of movements in exchange rates	(756)	144	(150)	(51)	(13)	(70)	(896)
Changes in value on the recognition of inflation effects	—	—	—	—	—	80	80
Cost as of December 31, 2022	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Balance as of January 1, 2023	Ps. 76,499	Ps. 23,258	Ps. 1,042	Ps. 6,262	Ps. 1,342	Ps. 1,209	Ps. 109,612
Purchases (1)	—	—	4	385	963	25	1,377
Transfer	(224)	—	224	307	(708)	401	—
Disposals	—	(2)	—	(1)	—	(61)	(64)
Effect of movements in exchange rates	(1,568)	(916)	44	(77)	(30)	(158)	(2,705)
Changes in value on the recognition of inflation effects	—	—	—	—	—	70	70
Cost as of December 31, 2023	Ps. 74,707	Ps. 22,340	Ps. 1,314	Ps. 6,876	Ps. 1,567	Ps. 1,486	Ps. 108,290

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization
Balance as of January 1, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)
Amortization expense	—	—	—	(594)	—	(294)	(888)

Disposals	—	—	—	—	—	—	—
Effect of movements in exchange rate	—	—	—	53	—	10	63
Changes in value on the recognition of inflation effects	—	—	—	(52)	—	—	(52)
Balance as of December 31, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)
Amortization expense	—	—	—	(522)	—	(246)	(768)
Disposals	—	—	—	775	—	—	775
Effect of movements in exchange rate	—	—	—	96	—	5	101
Changes in value on the recognition of inflation effects	—	—	—	(94)	—	(1)	(95)
Balance as of December 31, 2022	Ps. (745)	Ps. —	Ps. —	Ps. (4,691)	Ps. —	Ps. (1,054)	Ps. (6,490)
Amortization expense				(518)	—	(318)	(836)
Disposals				—	—	59	59
Effect of movements in exchange rate				205	—	12	217
Changes in value on the recognition of inflation effects - amortization				(78)	—	—	(78)
Balance as of December 31, 2023	Ps. (745)	Ps. —	Ps. —	Ps. (5,082)	Ps. —	Ps. (1,301)	Ps. (7,128)

Balance as of December 31, 2021	Ps. 75,394	Ps. 22,909	Ps. 1,192	Ps. 2,014	Ps. 375	Ps. 290	Ps. 102,174
Balance as of December 31, 2022	Ps. 75,754	Ps. 23,258	Ps. 1,042	Ps. 1,571	Ps. 1,342	Ps. 155	Ps. 103,122
Balance as of December 31, 2023	Ps. 73,962	Ps. 22,340	Ps. 1,314	Ps. 1,794	Ps. 1,567	Ps. 185	Ps. 101,162

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill, distribution rights, and other indefinite lived intangible assets allocated to each CGU are as follows:

	2023	2022
Mexico	Ps. 56,662	Ps. 56,967
Guatemala	1,684	1,691
Nicaragua	404	404
Costa Rica	1,418	1,418
Panama	1,169	1,170
Colombia	3,635	3,583
Brazil	30,018	31,883
Argentina	245	426
Uruguay	2,381	2,512
Total	Ps. 97,616	Ps. 100,054

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2024-2028	Expected Volume Growth Rates 2024-2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%

The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2023-2027	Expected Volume Growth Rates 2023-2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	+0.6p.p	-1.0%	Passes by 3.2x
Brazil	+0.8p.p	-1.0%	Passes by 0.9x
Colombia	+0.9p.p	-1.0%	Passes by 1.1x
Argentina	+3.3p.p	-1.0%	Passes by 0.9x
Guatemala	+0.7p.p	-1.0%	Passes by 5.4x
Costa Rica	+0.8p.p	-1.0%	Passes by 4.0x
Nicaragua	+3.3p.p	-1.0%	Passes by 0.8x
Panama	+0.7p.p	-1.0%	Passes by 2.2x
Uruguay	+0.3p.p	-1.0%	Passes by 2.0x

(1) Compound Annual Growth Rate (“CAGR”)